Income Tax Expense (Benefit) - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 03, 2013	Apr. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)			$ (2)	$ (8)	$ (5)	$ (12)	$ 16
MACAU | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Income tax holiday period	5 years
Income tax holiday termination date					Jun. 26, 2022
Shareholder dividend tax agreement termination date		Jun. 26, 2022
MACAU | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate					12.00%	12.00%	12.00%
HONG KONG | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate					16.50%	16.50%	16.50%